Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000005783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.42%	25.80%	10.04%	9.54%
C000038256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	6.18%	25.38%	9.69%	9.21%
C000005780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	0.70%	18.88%	8.60%	8.68%
C000005780 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.27%	25.47%	9.77%	9.27%
C000005782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	4.88%	23.53%	8.96%	8.64%
C000005782 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	5.88%	24.53%	8.96%	8.64%
C000166015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.43%	25.91%	10.16%	9.65%
C000005784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	6.06%	25.06%	9.39%	8.91%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	14.08%	38.02%	15.27%	13.00%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	10.61%	30.98%	10.14%	8.87%